LIABILITIES AND DEBT - Loan Payable - PPP and SBA Loan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
H&J
LIABILITIES AND DEBT
Note payable - related party		$ 129,489		$ 299,489
Aggregate of principal amount		73,187		$ 72,269
Proceeds from loan originations		$ 140,000
Interest rates of notes		12.00%
PPP Loan | Bailey LLC
LIABILITIES AND DEBT
Convertible Note Payable, Net		$ 933,295	$ 933,295
1st PPP loan | Bailey LLC
LIABILITIES AND DEBT
Loan forgiveness amount	$ 413,705
2nd PPP loan | Bailey LLC
LIABILITIES AND DEBT
Loan forgiveness amount	$ 1,347,050